Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs (1) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($) (2)	Net loss (In thousands) ($) (3)
2024	276,263	276,263	159,264	159,264	206	(10,765)
2023	458,990	675,503	336,942	456,152	145	(11,242)

PEO Total Compensation Amount	$ 276,263	$ 458,990
PEO Actually Paid Compensation Amount	$ 276,263	675,503
Adjustment To PEO Compensation, Footnote [Text Block]

(1)	Reflects compensation actually paid to our PEO and non-PEO NEOs in 2024 and 2023, consisting of the respective amounts set forth in column (b) and (d) of the table above, adjusted as set forth in the following table, as determined in accordance with SEC rules:
	2024 – PEO	2023 – PEO	2024 – Non-PEO NEOs	2023 – Non-PEO NEOs
	($)	($)	($)	($)
Summary Compensation Table (“SCT”) Total Compensation	276,263	458,990	159,264	336,942
Deduct: Amounts Reported under the "Option Awards" Column in the SCT	—	(73,365)	—	(58,692)
Add: Fair Value of Awards Granted during the year that Remain Unvested as of Year-end	—	109,878	—	87,902
Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding & Unvested as of Year-end	—	60,000	—	54,000
Change in Fair Value from Prior Year-end to Vesting Date	—	120,000	—	36,000
Compensation Actually Paid	276,263	675,503	159,264	456,152

(2)	For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the Company for the measurement periods ending on December 31, 2024 and December 31, 2023.

(3)	Reflects "Net loss" in the Company's Consolidated Statements of Operations included in the Company's Annual Report on Form 10-K for the year ended December 31, 2024.

Non-PEO NEO Average Total Compensation Amount	$ 159,264	336,942
Non-PEO NEO Average Compensation Actually Paid Amount	159,264	456,152
Total Shareholder Return Amount	206	145
Net Income (Loss) Attributable to Parent	(10,765)	(11,242)
PEO [Member] | Deduct: Amounts Reported under the "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(73,365)
PEO [Member] | Add: Fair Value of Awards Granted during the year that Remain Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		109,878
PEO [Member] | Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding & Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		60,000
PEO [Member] | Change in Fair Value from Prior Year-end to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		120,000
Non-PEO NEO [Member] | Deduct: Amounts Reported under the "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(58,692)
Non-PEO NEO [Member] | Add: Fair Value of Awards Granted during the year that Remain Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		87,902
Non-PEO NEO [Member] | Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding & Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		54,000
Non-PEO NEO [Member] | Change in Fair Value from Prior Year-end to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 36,000